Summary of Significant Accounting Policies - Fair value (Details)	Dec. 31, 2021
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	61
Liquidation scenario | Probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	35
Redemption scenario | Probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	35
IPO scenario | Probability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	30